Accounts Receivable, Net - Schedule of Movement in Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Beginning balance	$ 1,337	¥ 9,308	¥ 3,462
Provisions	2,881	20,054	6,389
Write-offs	(122)	(846)	(543)
Ending balance	$ 4,096	¥ 28,516	¥ 9,308